Securities (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Available for sale:
Available for sale, Amortized Cost	$ 14,694	$ 68,407
Available for sale, Gross Unrealized Gains	705	1,788
Available for sale, Gross Unrealized Losses
Available for sale, Fair Value	15,399	70,195
Held to maturity:
Held to maturity, Amortized Cost	462,728	504,014
Held to maturity, Gross Unrealized Gains	17,133	18,720
Held to maturity, Gross Unrealized Losses	522	1,285
Held to maturity, Fair Value	479,339	521,449
Debt securities [Member]
Held to maturity:
Held to maturity, Amortized Cost	119,916	167,784
Held to maturity, Gross Unrealized Gains	2,558	1,127
Held to maturity, Gross Unrealized Losses	12	630
Held to maturity, Fair Value	122,462	168,281
Debt securities [Member] | Government-sponsored enterprises [Member]
Available for sale:
Available for sale, Amortized Cost	5,000	44,994
Available for sale, Gross Unrealized Gains	4	77
Available for sale, Gross Unrealized Losses
Available for sale, Fair Value	5,004	45,071
Held to maturity:
Held to maturity, Amortized Cost	69,999	117,929
Held to maturity, Gross Unrealized Gains	607	559
Held to maturity, Gross Unrealized Losses	11	69
Held to maturity, Fair Value	70,595	118,419
Debt securities [Member] | Corporate bonds [Member]
Held to maturity:
Held to maturity, Amortized Cost	49,917	49,855
Held to maturity, Gross Unrealized Gains	1,951	568
Held to maturity, Gross Unrealized Losses	1	561
Held to maturity, Fair Value	51,867	49,862
Mortgage-backed securities [Member]
Available for sale:
Available for sale, Amortized Cost	9,694	23,413
Available for sale, Gross Unrealized Gains	701	1,711
Available for sale, Gross Unrealized Losses
Available for sale, Fair Value	10,395	25,124
Held to maturity:
Held to maturity, Amortized Cost	342,812	336,230
Held to maturity, Gross Unrealized Gains	14,575	17,593
Held to maturity, Gross Unrealized Losses	510	655
Held to maturity, Fair Value	356,877	353,168
Mortgage-backed securities [Member] | Federal Home Loan Mortgage Corporation [Member]
Available for sale:
Available for sale, Amortized Cost	4,838	7,118
Available for sale, Gross Unrealized Gains	387	601
Available for sale, Gross Unrealized Losses
Available for sale, Fair Value	5,225	7,719
Held to maturity:
Held to maturity, Amortized Cost	106,346	139,231
Held to maturity, Gross Unrealized Gains	5,459	6,823
Held to maturity, Gross Unrealized Losses	125	452
Held to maturity, Fair Value	111,680	145,602
Mortgage-backed securities [Member] | Federal National Mortgage Association [Member]
Available for sale:
Available for sale, Amortized Cost	4,856	16,295
Available for sale, Gross Unrealized Gains	314	1,110
Available for sale, Gross Unrealized Losses
Available for sale, Fair Value	5,170	17,405
Held to maturity:
Held to maturity, Amortized Cost	207,781	157,844
Held to maturity, Gross Unrealized Gains	7,118	7,940
Held to maturity, Gross Unrealized Losses	350	203
Held to maturity, Fair Value	214,549	165,581
Mortgage-backed securities [Member] | Governmental National Mortgage Association [Member]
Held to maturity:
Held to maturity, Amortized Cost	28,685	39,155
Held to maturity, Gross Unrealized Gains	1,998	2,830
Held to maturity, Gross Unrealized Losses	35
Held to maturity, Fair Value	$ 30,648	$ 41,985